6. Intangible Assets: Schedule of Intangible Assets and Goodwill (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Intangible Assets and Goodwill
June 30, 2013
Patent costs	939,535
Amortization	(438,144)
Patents	$501,391